Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-200250/811-03365
(Marquis Portfolios (offered between November 7, 2005 and April 30, 2012))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2023 and Statement of Additional Information (“SAI”) dated May, 1 2023 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on April 14, 2023.

If you have any questions, please contact me at (980) 949-4281.

Sincerely,

/s/ Jocelyn E. Regan

Jocelyn E. Regan

Corporate Counsel

Brighthouse Life Insurance Company